Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 8—Fair Value of Financial Instruments

The following table sets forth the Company’s financial assets and liabilities carried at fair value on a recurring basis by level within the fair value hierarchy:

As of March 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$332	$—	$—	$332
Foreign currency contracts	—	47	—	47

Liabilities:
Interest rate swaps	—	3,624	—	3,624

As of June 30, 2015	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$253	$—	$—	$253
Foreign currency contracts	—	57	—	57

Liabilities:
Interest rate swaps	—	2,988	—	2,988
Foreign currency contracts	—	34	—	34

Available for sale securities are reported at fair value based on quoted market prices. The fair value of interest rate swaps and foreign currency contracts are based on pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices.

The Company maintains two amortizing interest rate swaps that mature in December 2017. The swaps are being used to hedge the exposure to changes in the market LIBOR or EURIBOR rates. At March 31, 2016, one of the swaps had a notional amount of £85,043 whereby the Company pays a fixed rate of interest of 1.1649% and receives a variable rate based on LIBOR on the amortizing notional amount. The other swap had a notional amount of €98,037 whereby the Company pays a fixed rate of interest of 1.0139% and receives a variable rate based on EURIBOR (Euro Interbank Offered Rate) on the amortizing notional amount. As of March 31, 2016 and June 30, 2015, the swaps had a negative fair value of $3,624 and $2,988, respectively, which is included in other long-term liabilities in the condensed consolidated balance sheets. The Company has not designated these interest rate swaps as effective hedges and, as such, the change in the fair value each period is recorded in other (expense) income, net.

Note 7—Fair Value of Financial Instruments

The following table sets forth the Company’s financial assets and liabilities carried at fair value on a recurring basis by level within the fair value hierarchy:

	Successor
	June 30, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$55,675	$—	$—	$55,675
Restricted cash	1,985	—	—	1,985
Available for sale securities	253	—	—	253
Foreign currency contracts	—	57	—	57

Liabilities:
Interest rate swap	—	(2,988)	—	(2,988)
Foreign currency swap	—	(34)	—	(34)

	Successor
	June 30, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$27,533	$—	$—	$27,533
Restricted cash	2,425	—	—	2,425
Available-for-sale securities	238	—	—	238
Interest rate swap	—	2,761	—	2,761
Foreign currency contracts	—	184	—	184

Liabilities:
Interest rate swap	—	(3,831)	—	(3,831)
Foreign currency forward contracts	—	(38)	—	(38)

Available-for-sale securities are reported at their estimated fair value based on quoted market prices from a recognized pricing service and are recorded in other assets in the consolidated balance sheets. The fair value of interest rate swap contracts are indicative values based on mid-market levels as of the close of business on the balance sheet date. The valuations are derived from the banks’ proprietary models based upon well-recognized financial principles and reasonable estimates about relevant future market conditions.

The Company maintains two amortizing interest rate swaps that mature in December 2017. The swaps are being used to hedge the exposure to changes in the market LIBOR or EURIBOR rates. At June 30, 2015, one of the swaps had a notional amount of $182,322, whereby the Company pays a fixed rate of interest of 1.1649% and receives a variable rate based on LIBOR on the amortizing notional amount. This swap had a fair value of $260 and is included in other long term liabilities on the consolidated balance sheet. The other swap had a notional amount of $148,360, whereby the Company pays a fixed rate of interest of 1.0139% and receives a variable rate based on EURIBOR (Euro Interbank Offered Rate) on the amortizing notional amount. This swap had a fair value of $2,728 and is included in other long term liabilities on the consolidated balance sheet.